UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.1%
Consumer Discretionary 24.7%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		495,000	501,187
144A, 4.625%, 1/15/2022		140,000	143,108
144A, 5.0%, 10/15/2025		502,000	515,177
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		885,000	906,284
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	937,337
4.125%, 3/30/2020		1,810,000	1,862,037
4.25%, 4/15/2021		575,000	593,687
5.75%, 11/20/2025		710,000	766,587
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	249,600
144A, 7.5%, 5/15/2026		755,000	826,876
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		385,000	407,378
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026		350,000	328,563
AMC Networks, Inc.:
4.75%, 8/1/2025		410,000	411,538
5.0%, 4/1/2024		1,000,000	1,031,250
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025		270,000	268,650
144A, 6.5%, 4/1/2027		245,000	241,325
Arch Merger Sub, Inc., 144A, 8.5%, 9/15/2025		275,000	266,406
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,050,000	1,081,500
Ashtead Capital, Inc.:
144A, 4.125%, 8/15/2025		200,000	205,066
144A, 4.375%, 8/15/2027		210,000	214,200
Ashton Woods U.S.A. LLC:
144A, 6.75%, 8/1/2025		615,000	610,387
144A, 6.875%, 2/15/2021		286,000	294,223
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	177,375
CalAtlantic Group, Inc.:
5.0%, 6/15/2027		125,000	125,313
5.25%, 6/1/2026		429,000	441,870
Caleres, Inc., 6.25%, 8/15/2023		140,000	147,000
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		300,000	292,500
144A, 9.5%, 12/15/2024		800,000	782,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		425,000	432,174
144A, 5.125%, 5/1/2027		575,000	592,250
144A, 5.5%, 5/1/2026		1,400,000	1,461,250
144A, 5.875%, 4/1/2024		385,000	409,063
144A, 5.875%, 5/1/2027		550,000	584,375
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	829,262
144A, 6.375%, 9/15/2020		280,000	286,384
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		85,000	83,725
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,160,000	1,210,750
144A, 6.625%, 10/15/2025		200,000	219,000
144A, 10.125%, 1/15/2023		600,000	695,070
144A, 10.875%, 10/15/2025		529,000	650,670
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		119,000	127,776
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		740,000	772,375
144A, 6.5%, 6/1/2026		585,000	627,412
Dana, Inc.:
5.375%, 9/15/2021		828,000	849,735
5.5%, 12/15/2024		195,000	203,288
DISH DBS Corp.:
5.875%, 7/15/2022		1,500,000	1,621,875
6.75%, 6/1/2021		110,000	121,413
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,110,000	1,141,219
5.75%, 3/1/2023		350,000	369,250
Eldorado Resorts, Inc., 6.0%, 4/1/2025		250,000	265,625
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	416,800
5.25%, 4/15/2023		600,000	636,000
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		475,000	495,781
5.125%, 11/15/2023		210,000	219,710
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		545,000	557,262
144A, 5.25%, 12/15/2023		755,000	755,000
H&E Equipment Services, Inc., 144A, 5.625%, 9/1/2025		175,000	180,688
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		390,000	405,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	304,500
144A, 5.75%, 4/15/2024		185,000	198,413
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		185,000	193,307
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		110,000	99,550
KFC Holding Co., 144A, 4.75%, 6/1/2027		270,000	277,088
Lennar Corp.:
4.125%, 1/15/2022		465,000	478,950
4.75%, 11/15/2022		500,000	522,500
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025		385,000	393,663
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		170,000	169,363
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	635,162
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		275,000	284,969
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	160,425
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		390,000	404,625
Penske Automotive Group, Inc., 5.5%, 5/15/2026		330,000	333,300
PetSmart, Inc., 144A, 5.875%, 6/1/2025		160,000	142,800
PulteGroup, Inc., 4.25%, 3/1/2021		1,065,000	1,106,428
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	315,650
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	80,800
Sally Holdings LLC, 5.625%, 12/1/2025		535,000	546,374
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		1,255,000	1,339,712
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	180,450
SFR Group SA:
144A, 6.0%, 5/15/2022		1,070,000	1,127,491
144A, 7.375%, 5/1/2026		1,155,000	1,247,423
Sirius XM Radio, Inc.:
144A, 5.0%, 8/1/2027		175,000	179,813
144A, 5.375%, 7/15/2026		530,000	556,500
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	147,750
Tenneco, Inc., 5.0%, 7/15/2026		360,000	363,600
Tesla, Inc., 144A, 5.3%, 8/15/2025		1,440,000	1,420,128
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	356,644
TRI Pointe Group, Inc., 4.875%, 7/1/2021		2,215,000	2,314,675
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,188,000	1,229,580
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,115,312
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	280,500
144A, 8.5%, 10/15/2022		295,000	308,644
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		390,000	405,600
144A, 5.5%, 8/15/2026		350,000	370,125
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		160,000	165,200
			51,606,220
Consumer Staples 2.6%
Aramark Services, Inc.:
4.75%, 6/1/2026		1,105,000	1,157,819
5.125%, 1/15/2024		220,000	233,750
B&G Foods, Inc., 5.25%, 4/1/2025		775,000	796,312
Chobani LLC, 144A, 7.5%, 4/15/2025		85,000	92,438
Cott Beverages, Inc., 5.375%, 7/1/2022		515,000	534,956
FAGE International SA, 144A, 5.625%, 8/15/2026		235,000	239,700
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		694,000	700,940
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		220,000	220,550
144A, 7.25%, 6/1/2021		775,000	794,065
144A, 8.25%, 2/1/2020		240,000	243,600
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		215,000	223,600
144A, 5.75%, 3/1/2027		270,000	279,450
			5,517,180
Energy 13.2%
Andeavor:
144A, 4.75%, 12/15/2023		180,000	193,334
144A, 5.125%, 12/15/2026		405,000	439,349
Andeavor Logistics LP, 6.125%, 10/15/2021		120,000	124,050
Andeavor Logistics LP:
5.25%, 1/15/2025		670,000	710,200
6.375%, 5/1/2024		270,000	293,625
Antero Midstream Partners LP, 5.375%, 9/15/2024		265,000	270,300
Antero Resources Corp.:
5.375%, 11/1/2021		320,000	325,600
5.625%, 6/1/2023		210,000	213,675
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	241,462
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023		135,000	130,950
8.25%, 7/15/2025		250,000	258,750
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		375,000	388,125
5.875%, 3/31/2025		380,000	408,500
7.0%, 6/30/2024		510,000	580,125
Chesapeake Energy Corp., 144A, 8.0%, 6/15/2027		140,000	133,000
Continental Resources, Inc.:
4.5%, 4/15/2023		620,000	610,700
5.0%, 9/15/2022		1,880,000	1,889,400
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		290,000	293,625
6.25%, 4/1/2023		145,000	149,713
DCP Midstream Operating LP, 2.7%, 4/1/2019		700,000	695,625
Diamondback Energy, Inc., 4.75%, 11/1/2024		230,000	230,575
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,000,000	2,257,500
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		180,000	180,900
Genesis Energy LP, 6.5%, 10/1/2025		795,000	779,100
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		145,000	142,100
144A, 6.375%, 5/15/2025		245,000	241,019
6.625%, 5/1/2023		110,000	109,450
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	371,525
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		265,000	275,600
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	219,300
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	206,000
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	316,975
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		650,000	519,187
144A, 6.5%, 1/15/2025		544,000	505,240
Murphy Oil Corp., 5.75%, 8/15/2025		565,000	572,345
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		155,000	166,044
Newfield Exploration Co., 5.375%, 1/1/2026		95,000	99,275
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		375,000	386,250
NuStar Logistics LP, 5.625%, 4/28/2027		570,000	604,200
Oasis Petroleum, Inc., 6.875%, 1/15/2023		30,000	28,710
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		130,000	130,000
144A, 5.375%, 1/15/2025		205,000	206,025
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		235,000	240,875
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		55,000	56,375
144A, 6.375%, 3/31/2025		415,000	423,300
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	444,774
Petrobras Global Finance BV, 6.125%, 1/17/2022		330,000	349,800
Range Resources Corp.:
4.875%, 5/15/2025		440,000	421,300
144A, 5.0%, 8/15/2022		250,000	245,625
144A, 5.875%, 7/1/2022		245,000	249,900
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		848,025	877,774
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	53,438
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,060,947
5.625%, 4/15/2023		600,000	663,146
5.875%, 6/30/2026		560,000	625,535
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		150,000	150,375
Sunoco LP:
5.5%, 8/1/2020		170,000	174,981
6.25%, 4/15/2021		1,000,000	1,040,000
6.375%, 4/1/2023		155,000	163,331
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		750,000	776,250
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		125,000	115,625
Weatherford International Ltd.:
4.5%, 4/15/2022		385,000	343,612
144A, 9.875%, 2/15/2024		620,000	633,950
Whiting Petroleum Corp.:
5.75%, 3/15/2021		320,000	300,800
6.25%, 4/1/2023		235,000	217,962
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		55,000	54,038
WPX Energy, Inc.:
6.0%, 1/15/2022		500,000	515,625
7.5%, 8/1/2020		365,000	394,200
			27,490,966
Financials 4.3%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		790,000	824,058
4.625%, 10/30/2020		2,375,000	2,531,616
Aircastle Ltd., 4.125%, 5/1/2024		565,000	583,532
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	372,313
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,508,187
5.0%, 8/15/2022		1,300,000	1,407,120
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	535,000
CSTN Merger Sub, Inc., 144A, 6.75%, 8/15/2024		325,000	319,719
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		140,000	147,350
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	510,600
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		170,000	173,825
			8,913,320
Health Care 5.3%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	235,400
Endo Dac, 144A, 6.0%, 7/15/2023		240,000	201,600
Endo Finance LLC, 144A, 5.375%, 1/15/2023		285,000	238,688
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	177,225
HCA, Inc.:
4.5%, 2/15/2027		305,000	309,194
4.75%, 5/1/2023		1,000,000	1,054,800
5.25%, 6/15/2026		610,000	656,512
6.5%, 2/15/2020		1,700,000	1,851,266
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		185,000	189,625
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	115,808
LifePoint Health, Inc.:
5.375%, 5/1/2024		435,000	450,225
5.5%, 12/1/2021		385,000	399,630
5.875%, 12/1/2023		310,000	326,566
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023		165,000	157,988
Tenet Healthcare Corp.:
144A, 4.625%, 7/15/2024		630,000	629,874
144A, 5.125%, 5/1/2025		245,000	246,519
144A, 7.5%, 1/1/2022		265,000	285,537
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	385,125
144A, 5.875%, 5/15/2023		360,000	306,900
144A, 6.125%, 4/15/2025		550,000	464,062
144A, 6.5%, 3/15/2022		250,000	262,188
144A, 7.0%, 3/15/2024		605,000	642,056
144A, 7.5%, 7/15/2021		1,455,000	1,427,719
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		175,000	174,344
			11,188,851
Industrials 9.2%
ADT Corp.:
3.5%, 7/15/2022		190,000	189,392
5.25%, 3/15/2020		320,000	336,000
6.25%, 10/15/2021		580,000	630,489
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	4,158,801
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	489,000
144A, 6.0%, 10/15/2022		355,000	360,325
144A, 8.75%, 12/1/2021		102,000	115,865
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		65,000	65,059
CNH Industrial Capital LLC, 3.875%, 7/16/2018		400,000	404,500
Covanta Holding Corp.:
5.875%, 3/1/2024		295,000	295,000
5.875%, 7/1/2025		205,000	203,463
DAE Funding LLC:
144A, 4.5%, 8/1/2022		26,000	26,520
144A, 5.0%, 8/1/2024		66,000	67,485
DR Horton, Inc., 4.0%, 2/15/2020		100,000	104,070
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	305,325
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		200,000	207,000
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		415,000	427,450
144A, 5.0%, 11/15/2025		213,000	230,573
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021		330,000	334,537
Koppers, Inc., 144A, 6.0%, 2/15/2025		495,000	524,700
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	239,775
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	181,563
Novelis Corp.:
144A, 5.875%, 9/30/2026		660,000	688,050
144A, 6.25%, 8/15/2024		300,000	316,875
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	226,200
5.375%, 3/1/2025		803,000	843,150
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		1,085,000	1,131,112
144A, 5.5%, 2/15/2024		585,000	608,400
Ply Gem Industries, Inc., 6.5% , 2/1/2022		525,000	547,125
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		40,000	44,200
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		220,000	228,800
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	405,226
Summit Materials LLC:
144A, 5.125%, 6/1/2025		70,000	71,400
6.125%, 7/15/2023		355,000	371,862
8.5%, 4/15/2022		155,000	174,763
Tennant Co., 144A, 5.625%, 5/1/2025		65,000	67,844
United Rentals North America, Inc.:
4.875%, 1/15/2028		775,000	782,750
5.5%, 5/15/2027		528,000	559,680
5.875%, 9/15/2026		395,000	429,957
7.625%, 4/15/2022		77,000	80,311
USG Corp., 144A, 4.875%, 6/1/2027		405,000	415,125
WESCO Distribution, Inc., 5.375%, 6/15/2024		300,000	313,500
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		439,000	451,072
144A, 4.5%, 4/29/2022		610,000	642,482
			19,296,776
Information Technology 4.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	142,625
Cardtronics, Inc.:
5.125%, 8/1/2022		175,000	178,500
144A, 5.5%, 5/1/2025		440,000	450,177
CDW LLC, 5.0%, 9/1/2025		225,000	234,562
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		490,000	504,087
Dell International LLC:
144A, 4.42%, 6/15/2021		735,000	774,491
144A, 5.875%, 6/15/2021		235,000	246,386
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,195,668
First Data Corp., 144A, 7.0%, 12/1/2023		355,000	382,512
Gartner, Inc., 144A, 5.125%, 4/1/2025		150,000	158,063
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		295,000	304,219
Jabil, Inc., 5.625%, 12/15/2020		400,000	433,240
Match Group, Inc., 6.375%, 6/1/2024		180,000	195,525
NCR Corp.:
5.875%, 12/15/2021		75,000	77,906
6.375%, 12/15/2023		190,000	203,063
Netflix, Inc., 5.875%, 2/15/2025		450,000	487,125
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		350,000	361,375
NXP BV, 144A, 4.125%, 6/1/2021		990,000	1,035,540
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	151,513
Symantec Corp., 144A, 5.0%, 4/15/2025		375,000	392,700
Western Digital Corp.:
144A, 7.375%, 4/1/2023		155,000	169,919
10.5%, 4/1/2024		275,000	326,562
			8,405,758
Materials 16.7%
AK Steel Corp.:
6.375%, 10/15/2025		230,000	227,125
7.0%, 3/15/2027		1,515,000	1,541,512
7.5%, 7/15/2023		800,000	866,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		400,000	411,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022		400,000	408,000
144A, 4.125%, 9/27/2022		500,000	518,750
144A, 4.75%, 4/10/2027		400,000	420,000
144A, 4.875%, 5/14/2025		1,200,000	1,273,440
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023		245,000	251,738
144A, 6.0%, 2/15/2025		530,000	564,450
144A, 7.25%, 5/15/2024		435,000	479,848
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	153,375
Ball Corp., 4.375%, 12/15/2020		155,000	161,975
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	622,500
BWAY Holding Co., 144A, 5.5%, 4/15/2024		850,000	887,187
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	191,475
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		899,000	936,129
Chemours Co.:
5.375%, 5/15/2027		525,000	547,312
6.625%, 5/15/2023		205,000	217,556
7.0%, 5/15/2025		95,000	104,738
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		195,000	191,100
Constellium NV:
144A, 6.625%, 3/1/2025		350,000	367,500
144A, 7.875%, 4/1/2021		950,000	1,009,375
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		250,000	259,375
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		800,000	800,000
2.375%, 3/15/2018		1,990,000	1,990,000
3.55%, 3/1/2022		550,000	541,062
3.875%, 3/15/2023		350,000	346,500
5.4%, 11/14/2034		390,000	375,375
Greif, Inc., 7.75%, 8/1/2019		870,000	946,125
Hexion, Inc.:
6.625%, 4/15/2020		190,000	172,900
144A, 10.375%, 2/1/2022		100,000	97,500
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		425,000	456,875
144A, 7.625%, 1/15/2025		115,000	126,788
Huntsman International LLC, 5.125%, 11/15/2022		800,000	846,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024		295,000	315,650
Mercer International, Inc., 144A, 6.5%, 2/1/2024		250,000	260,625
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		880,000	880,000
144A, 5.25%, 6/1/2027		560,000	558,600
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	402,675
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	651,369
5.75%, 10/15/2020		3,720,000	3,789,341
6.875%, 2/15/2021		492,583	505,513
144A, 7.0%, 7/15/2024		75,000	80,344
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	126,300
144A, 5.125%, 12/1/2024		60,000	63,750
Teck Resources Ltd.:
3.75%, 2/1/2023		1,000,000	1,006,950
4.75%, 1/15/2022		1,700,000	1,780,750
5.4%, 2/1/2043		550,000	548,625
144A, 8.5%, 6/1/2024		115,000	132,538
Tronox Finance LLC, 6.375%, 8/15/2020		1,075,000	1,092,469
United States Steel Corp.:
6.875%, 8/15/2025		645,000	656,287
144A, 8.375%, 7/1/2021		805,000	889,525
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,630,260
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	114,188
144A, 5.625%, 10/1/2024		55,000	59,675
			34,856,019
Real Estate 2.5%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		200,000	209,000
144A, (REIT), 5.375%, 3/15/2027		260,000	274,950
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	251,400
(REIT), 5.375%, 4/1/2023		995,000	1,037,287
(REIT), 5.375%, 5/15/2027		255,000	274,444
(REIT), 5.75%, 1/1/2025		180,000	193,500
(REIT), 5.875%, 1/15/2026		180,000	197,550
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		915,000	915,604
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		220,000	228,052
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		70,000	72,625
(REIT), 6.375%, 2/15/2022		415,000	430,044
(REIT), 6.375%, 3/1/2024		390,000	423,637
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		455,000	477,777
(REIT), 4.875%, 6/1/2026		165,000	177,228
			5,163,098
Telecommunication Services 8.1%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	150,619
Series T, 5.8%, 3/15/2022		550,000	546,562
Series S, 6.45%, 6/15/2021		600,000	627,750
Series W, 6.75%, 12/1/2023		705,000	719,981
Series Y, 7.5%, 4/1/2024		590,000	618,025
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		235,000	234,189
CommScope, Inc., 144A, 5.0%, 6/15/2021		350,000	359,188
Digicel Ltd., 144A, 6.75%, 3/1/2023		390,000	373,913
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	136,400
7.125%, 1/15/2023		870,000	682,950
8.5%, 4/15/2020		130,000	128,538
10.5%, 9/15/2022		220,000	198,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	381,481
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		725,000	780,499
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	771,600
5.375%, 1/15/2024		210,000	214,662
6.125%, 1/15/2021		230,000	235,490
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	535,100
Sprint Capital Corp., 8.75%, 3/15/2032		290,000	359,600
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	350,400
7.0%, 8/15/2020		2,000,000	2,192,500
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,457,500
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		205,000	208,014
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		1,075,000	1,143,531
6.125%, 1/15/2022		155,000	161,588
6.375%, 3/1/2025		542,000	583,666
6.5%, 1/15/2026		20,000	22,150
Telesat Canada, 144A, 8.875%, 11/15/2024		310,000	347,200
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	301,238
Zayo Group LLC:
144A, 5.75%, 1/15/2027		950,000	1,008,168
6.0%, 4/1/2023		590,000	624,485
6.375%, 5/15/2025		500,000	537,345
			16,992,332
Utilities 2.5%
AmeriGas Partners LP:
5.5%, 5/20/2025		485,000	491,062
5.75%, 5/20/2027		520,000	525,200
Calpine Corp., 5.75%, 1/15/2025		160,000	146,752
Dynegy, Inc.:
7.375%, 11/1/2022		350,000	362,250
7.625%, 11/1/2024		485,000	500,156
144A, 8.125%, 1/30/2026		195,000	201,338
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	241,325
NRG Energy, Inc.:
6.25%, 7/15/2022		1,800,000	1,885,500
6.625%, 1/15/2027		165,000	173,250
7.25%, 5/15/2026		570,000	611,325
7.875%, 5/15/2021		29,000	29,943
			5,168,101
Total Corporate Bonds (Cost $188,855,133)			194,598,621
Asset-Backed 2.2%
Miscellaneous**
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 4.708% , 7/18/2027		1,125,000	1,127,146
Babson CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.800%, 4.956% , 7/20/2027		2,000,000	2,000,026
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.400%, 4.556% , 7/20/2026		1,500,000	1,498,104
Total Asset-Backed (Cost $4,509,233)			4,625,276
Government & Agency Obligations 4.6%
Other Government Related (b) 0.6%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		230,000	257,163
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,001,170
			1,258,333
Sovereign Bonds 4.0%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	345,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,254,350
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	738,500
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	292
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	557,150
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	427,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	224,047
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,327,750
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,027,488
144A, 6.2%, 5/11/2027		200,000	210,296
ZAR Sovereign Capital Fund Pty Ltd., 144A, 3.903%, 6/24/2020		185,000	188,638
			8,301,011
Total Government & Agency Obligations (Cost $9,243,849)			9,559,344
Loan Participations and Assignments 28.0%
Senior Loans **
Consumer Discretionary 7.3%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.511%, 2/16/2024		1,529,253	1,526,623
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 3.484%, 7/28/2025		1,483,437	1,475,560
Atlantic Broadband Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.500%, 3.739%, 11/30/2019		3,438,517	3,418,745
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD-LIBOR + 2.000%, 3.234%, 10/25/2023		3,105,861	3,119,744
Quebecor Media, Inc., Term Loan B1, 3-month USD-LIBOR + 2.250%, 3.565%, 8/17/2020		3,176,037	3,196,554
Visteon Corp., Term Delay Draw B, 3-month USD-LIBOR + 2.250%, 3.546%, 3/24/2024		2,500,000	2,511,450
			15,248,676
Consumer Staples 2.3%
Albertson's LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 4.317%, 6/22/2023		1,231,169	1,200,132
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.000%, 3.232%, 2/2/2024		3,676,525	3,692,040
			4,892,172
Energy 0.1%
MEG Energy Corp., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.734%, 12/31/2023		149,625	148,737
Health Care 2.7%
Community Health Systems, Inc.:
Term Loan G, 4.067% 3-month USD-LIBOR + 2.750%, 12/31/2019		229,597	229,352
Term Loan H, 4.317% 3-month USD-LIBOR + 3.000%, 1/27/2021		398,630	397,177
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 6/24/2021		3,883,880	3,916,893
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.99%, 4/1/2022		1,099,265	1,119,249
			5,662,671
Industrials 4.1%
Ply Gem Industries, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 4.296%, 2/1/2021		2,098,399	2,116,771
Sabre GLBL, Inc., Term Loan B, 1 Week USD-LIBOR + 2.750%, 3.984%, 2/22/2024		1,638,051	1,646,503
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 3.000%, 4.239%, 6/9/2023		1,760,747	1,765,757
Waste Industries U.S.A., Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 3.989%, 2/27/2020		2,947,236	2,955,989
			8,485,020
Information Technology 1.3%
First Data Corp., Term Loan, 1-month USD-LIBOR + 2.500%, 3.736%, 4/26/2024		2,637,285	2,641,676
Materials 3.9%
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 4.989%, 5/20/2021		2,679,427	2,685,014
Berry Plastics Group, Inc.:
Term Loan K, 3.481% 1-month USD-LIBOR + 2.250%, 2/8/2020		2,250,269	2,256,040
Term Loan L, 3.481% 1-month USD-LIBOR + 2.250%, 1/6/2021		1,098,075	1,099,793
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.234%, 6/7/2023		1,535,098	1,543,257
PolyOne Corp., Term Loan B3, 1-month USD-LIBOR + 2.000%, 3.227%, 11/11/2022		576,229	578,931
			8,163,035
Telecommunication Services 1.5%
DigitalGlobe, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 1/15/2024		776,100	776,950
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.485%, 2/22/2024		2,290,000	2,292,679
			3,069,629
Utilities 4.8%
Calpine Corp., Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.05%, 1/15/2024		6,218,100	6,207,871
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.546%, 6/30/2023		3,916,424	3,917,148
			10,125,019
Total Loan Participations and Assignments (Cost $58,333,034)			58,436,635
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (c) (Cost $488,790)		488,813	473,904
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		121	2,306
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)		46,639	17,359
GEO Specialty Chemicals, Inc. 144A* (c)		649	242
			17,601
Total Common Stocks (Cost $88,229)			19,907
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $87,876)		400	3,709
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.06% (d) (Cost $5,159,334)		5,159,334	5,159,334
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $266,765,478)		130.6	272,876,730
Other Assets and Liabilities, Net		1.5	3,048,914
Notes Payable		(32.1)	(67,000,000)
Net Assets		100.0	208,925,644

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate security. These securities are shown at their current rate as of August 31, 2017.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$194,598,621	$—	$194,598,621
Asset-Backed	—	4,625,276	—	4,625,276
Government & Agency Obligations	—	9,559,344	—	9,559,344
Loan Participations and Assignments	—	58,436,635	—	58,436,635
Convertible Bond	—	—	473,904	473,904
Common Stocks	2,306	—	17,601	19,907
Warrant	—	—	3,709	3,709
Short-Term Investments (e)	5,159,334	—	—	5,159,334
Total	$5,161,640	$267,219,876	$495,214	$272,876,730

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017